FAIR VALUE MEASUREMENTS - Not Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 2,380	$ 2,511
Fair Value	2,235	2,414
Other long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	2,380	2,511
Fair Value	$ 2,235	$ 2,414